NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
NATURE OF OPERATIONS AND GOING CONCERN
Total comprehensive loss	$ (6,923,964)	$ (4,031,268)	$ (4,667,040)
Accumulated deficit	$ (40,294,989)	$ (33,410,321)